Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000241788
Shareholder Report [Line Items]
Fund Name	Beacon Selective Risk ETF
Trading Symbol	BSR
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-439-9093
Additional Information Website	https://beaconinvestingetfs.com/beacon-selective-risk/#documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Selective Risk ETF	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Material Change Date	Aug. 31, 2024
AssetsNet	$ 30,606,424
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 67,953
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,606,424
Number of Portfolio Holdings	11
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$67,953
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

C000241789
Shareholder Report [Line Items]
Fund Name	Beacon Tactical Risk ETF
Trading Symbol	BTR
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-439-9093
Additional Information Website	https://beaconinvestingetfs.com/beacon-tactical-risk/#documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Tactical Risk ETF	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Material Change Date	Aug. 31, 2024
AssetsNet	$ 28,188,676
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 37,524
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,188,676
Number of Portfolio Holdings	11
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$37,524
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%